Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance	$ 62,249	$ 47,927
Bad debt expense	167,315	64,226
Charge offs, net	(26,293)	(49,904)
Ending balance	$ 203,270	$ 62,249